Related Party Transaction	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
2 1 .	RELATED PARTY TRANSACTION

(1)	Related parties

Name of related parties	Relationship with the Group
Mr. Yunlong Sha	The CEO and the Chairman of the Board of Directors of the Company
Ms. Wenjing Song	Spouse of Mr. Yunlong Sha

(2)	The significant balances between the Group and its related parties were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due to:
Mr. Yunlong Sha	1,197	170,229
Ms. Wenjing Song	254	164

	1,451	170,393

The balances outstanding with related parties were interest-free, unsecured and repayable in 2-3 years.
For the years ended December 31, 2018, 2019 and 2020, the Group recognized interest expense of RMB
16,294
, RMB
nil
and RMB
1,626
, respectively.